Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current:
Federal	$ 3,010	$ 10,119	$ 5
State	1,733	181	3,867
Foreign	154,815	103,640	106,850
Total Current	159,558	113,940	110,722
Deferred:
Federal	(50,454)	(68,955)	(106,044)
State	(7,217)	(186)	(7,151)
Foreign	(37,763)	(33,682)	(93,627)
Total Deferred	(95,434)	(102,823)	(206,822)
Total Income Tax Expense (Benefit)	$ 64,124	$ 11,117	$ (96,100)